Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary Of Basic And Diluted Earnings Loss Per Share

Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Loss for the year	(112,071)	(62,800)	(223,777)
Dilutive effects on earnings per share	—	—	—
Total loss for basic and diluted earnings per share	(112,071)	(62,800)	(223,777)

Number of shares	December 31, 2023	December 31, 2022	December 31, 2021
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	187,679	163,367	112,725

(In Euros)	December 31, 2023	December 31, 2022	December 31, 2021
Basic and diluted losses per share	(0.60)	(0.38)	(1.99)